UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06071

DWS Institutional Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2011 Semiannual Report to Shareholders

DWS U.S. Bond Index Fund

Contents
4 Performance Summary
7 Information About Your Fund's Expenses
9 Portfolio Summary
10 Investment Portfolio
37 Statement of Assets and Liabilities
39 Statement of Operations
40 Statement of Changes in Net Assets
41 Financial Highlights
44 Notes to Financial Statements
52 Summary of Management Fee Evaluation by Independent Fee Consultant
56 Account Management Resources
57 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2011
Average Annual Total Returns as of 6/30/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	2.33%	3.07%	5.55%	5.86%	5.10%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	-0.49%	0.23%	4.58%	5.27%	4.81%
No Sales Charges
Class S	2.54%	3.36%	5.80%	6.12%	5.36%
Institutional Class	2.54%	3.44%	5.96%	6.30%	5.56%
Barclays Capital U.S. Aggregate Bond Index+	2.72%	3.90%	6.46%	6.52%	5.74%

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated April 29, 2011 are 0.69%, 0.59% and 0.39% for Class A, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns shown for Class A and Class S shares prior to their inception on February 17, 2009 are derived from the historical performance of Institutional Class shares of DWS U.S. Bond Index Fund during such periods have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS U.S. Bond Index Fund — Class A [] Barclays Capital U.S. Aggregate Bond Index+

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.
Net Asset Value and Distribution Information
	Class A	Class S	Institutional Class
Net Asset Value: 6/30/11	$10.71	$10.72	$10.71
12/31/10	$10.60	$10.60	$10.60
Distribution Information: Six Months as of 6/30/11: Income Dividends	$.14	$.15	$.16
June Income Dividend	$.0230	$.0247	$.0267
SEC 30-day Yield as of 6/30/11++	1.83%	2.13%	2.37%
Current Annualized Distribution Rate as of 6/30/11++	2.58%	2.76%	2.99%

++ The SEC yield is net investment income per share earned over the month ended June 30, 2011, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.80%, 1.86% and 2.18% for Class A, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2011. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.55%, 2.49% and 2.80% for Class A, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Lipper Rankings — Intermediate Investment Grade Debt Funds Category as of 6/30/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	514	of	566	91
Class S 1-Year	498	of	566	88
Institutional Class 1-Year	493	of	566	87
3-Year	361	of	486	75
5-Year	198	of	394	51
10-Year	107	of	271	40

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2011 to June 30, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances did not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value durint the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2011
Actual Fund Return	Class A	Class S	InstitutionalClass
Beginning Account Value 1/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/11	$1,023.30	$1,025.40	$1,025.40
Expenses Paid per $1,000*	$2.86	$1.81	$1.00
Hypothetical 5% Fund Return	Class A	Class S	Institutional Class
Beginning Account Value 1/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/11	$1,021.97	$1,023.01	$1,023.80
Expenses Paid per $1,000*	$2.86	$1.81	$1.00

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class S	Institutional Class
DWS U.S. Bond Index Fund	.57%	.36%	.20%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Total Net Assets)	6/30/11	12/31/10

Government & Agency Obligations	42%	44%
Mortgage-Backed Securities Pass-Throughs	33%	32%
Corporate Bonds	19%	18%
Cash Equivalents & Other, net	3%	3%
Commercial Mortgage-Backed Securities	2%	3%
Municipal Bonds and Notes	1%	—
	100%	100%

Quality (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/11	12/31/10

US Government Obligations	75%	77%
AAA	3%	3%
AA	5%	4%
A	10%	9%
BBB	7%	7%
	100%	100%

Interest Rate Sensitivity	6/30/11	12/31/10

Effective Maturity	7.3 years	7.0 years
Effective Duration	2.8 years	2.9 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Asset allocation and interest rate sensitivity are subject to change.

The quality ratings represent the lower of Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk and is subject to change.

For more complete details about the Fund's investment portfolio, see page 10. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of June 30, 2011 (Unaudited)
	Principal Amount ($)	Value ($)

Corporate Bonds 19.0%
Consumer Discretionary 1.2%
CBS Corp., 5.75%, 4/15/2020	200,000	216,767
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	90,000	100,804
Comcast Corp.:
5.7%, 5/15/2018	225,000	251,046
5.85%, 11/15/2015	50,000	56,704
6.4%, 5/15/2038	225,000	240,078
6.45%, 3/15/2037	170,000	181,824
6.95%, 8/15/2037	150,000	169,331
Cox Communications, Inc., 7.125%, 10/1/2012	100,000	107,253
DIRECTV Holdings LLC:
3.55%, 3/15/2015	150,000	156,721
5.875%, 10/1/2019	100,000	110,907
Hasbro, Inc., 6.35%, 3/15/2040	100,000	103,370
Home Depot, Inc., 5.4%, 3/1/2016	300,000	335,224
Johnson Controls, Inc., 5.0%, 3/30/2020	150,000	159,387
Lowe's Companies, Inc., 5.0%, 10/15/2015	125,000	141,103
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	175,000	205,374
Series I, 6.3%, 10/15/2037	75,000	87,110
McGraw-Hill Companies, Inc., 5.9%, 11/15/2017	50,000	55,829
NBCUniversal Media LLC, 144A, 3.65%, 4/30/2015	550,000	577,452
News America, Inc.:
6.4%, 12/15/2035	50,000	52,288
6.65%, 11/15/2037	100,000	107,170
6.9%, 3/1/2019	100,000	116,384
6.9%, 8/15/2039	50,000	55,061
Nordstrom, Inc., 6.25%, 1/15/2018	150,000	173,327
Omnicom Group, Inc., 4.45%, 8/15/2020	100,000	99,198
Target Corp.:
5.375%, 5/1/2017	200,000	228,544
7.0%, 1/15/2038	75,000	89,781
TCI Communications, Inc., 7.125%, 2/15/2028	100,000	115,679
Time Warner Cable, Inc.:
5.85%, 5/1/2017	450,000	506,049
6.75%, 6/15/2039	225,000	246,131
8.75%, 2/14/2019	125,000	159,276
Time Warner, Inc.:
4.875%, 3/15/2020	100,000	103,555
5.875%, 11/15/2016	350,000	400,065
6.625%, 5/15/2029	10,000	10,899
6.95%, 1/15/2028	30,000	33,570
7.7%, 5/1/2032	25,000	30,184
VF Corp., 6.45%, 11/1/2037	20,000	22,477
Viacom, Inc., 6.875%, 4/30/2036	100,000	111,640
Walt Disney Co.:
Series B, 5.875%, 12/15/2017	50,000	58,687
6.2%, 6/20/2014	75,000	85,565
Whirlpool Corp., 5.5%, 3/1/2013	100,000	106,009
Yum! Brands, Inc., 6.25%, 4/15/2016	50,000	57,351
		6,225,174
Consumer Staples 1.6%
Altria Group, Inc.:
9.25%, 8/6/2019	125,000	162,993
9.7%, 11/10/2018	100,000	131,412
10.2%, 2/6/2039	200,000	286,853
Anheuser-Busch Companies, Inc.:
4.95%, 1/15/2014	100,000	108,417
5.5%, 1/15/2018	25,000	27,851
5.95%, 1/15/2033	50,000	53,302
Anheuser-Busch InBev Worldwide, Inc.:
4.125%, 1/15/2015	200,000	215,093
5.375%, 1/15/2020	300,000	330,479
Bottling Group LLC:
5.0%, 11/15/2013	50,000	54,617
5.5%, 4/1/2016	50,000	57,192
Coca-Cola Refreshments USA, Inc., 7.375%, 3/3/2014	100,000	116,159
ConAgra Foods, Inc.:
7.0%, 4/15/2019	50,000	57,210
7.125%, 10/1/2026	100,000	111,020
Costco Wholesale Corp., 5.5%, 3/15/2017	125,000	145,208
CVS Caremark Corp.:
5.75%, 6/1/2017	300,000	336,953
6.25%, 6/1/2027	100,000	110,470
Diageo Capital PLC, 5.75%, 10/23/2017	200,000	229,273
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	20,000	21,702
Fortune Brands, Inc.:
4.875%, 12/1/2013	50,000	53,161
5.375%, 1/15/2016	100,000	108,357
General Mills, Inc.:
5.2%, 3/17/2015	225,000	250,571
5.7%, 2/15/2017	50,000	57,302
Kellogg Co.:
4.15%, 11/15/2019	150,000	154,603
5.125%, 12/3/2012	50,000	53,001
Series B, 7.45%, 4/1/2031	50,000	63,132
Kimberly-Clark Corp., 6.625%, 8/1/2037	150,000	181,074
Kraft Foods, Inc.:
6.125%, 2/1/2018	750,000	862,826
6.5%, 8/11/2017	100,000	117,557
Kroger Co.:
3.9%, 10/1/2015	100,000	105,764
5.5%, 2/1/2013	75,000	80,161
8.0%, 9/15/2029	50,000	62,655
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	50,000	52,760
5.9%, 11/1/2039	25,000	25,926
PepsiCo, Inc.:
3.1%, 1/15/2015	150,000	157,452
4.5%, 1/15/2020	300,000	318,052
4.65%, 2/15/2013	100,000	106,265
5.0%, 6/1/2018	100,000	110,767
Series B, 7.0%, 3/1/2029	25,000	31,089
Philip Morris International, Inc.:
4.875%, 5/16/2013	300,000	321,819
5.65%, 5/16/2018	150,000	168,701
6.375%, 5/16/2038	25,000	28,321
Procter & Gamble Co.:
4.7%, 2/15/2019	200,000	220,707
4.85%, 12/15/2015	150,000	168,872
Reynolds American, Inc., 7.625%, 6/1/2016	75,000	89,957
Safeway, Inc., 5.0%, 8/15/2019	100,000	104,658
Sara Lee Corp., 3.875%, 6/15/2013	100,000	104,244
Sysco Corp., 6.625%, 3/17/2039	50,000	61,275
Wal-Mart Stores, Inc.:
2.875%, 4/1/2015	400,000	416,730
4.25%, 4/15/2013	50,000	53,109
5.0%, 10/25/2040	500,000	470,765
5.25%, 9/1/2035	300,000	300,019
5.875%, 4/5/2027	50,000	55,600
6.2%, 4/15/2038	100,000	110,807
Walgreen Co., 5.25%, 1/15/2019	150,000	167,192
		8,351,455
Energy 1.7%
Alabama Power Co., 5.7%, 2/15/2033	50,000	52,824
Alberta Energy Co., Ltd., 7.375%, 11/1/2031	50,000	57,560
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	300,000	337,676
6.2%, 3/15/2040	100,000	101,350
Apache Corp.:
6.0%, 9/15/2013	200,000	221,431
6.0%, 1/15/2037	100,000	108,711
Buckeye Partners LP, 6.05%, 1/15/2018	50,000	56,227
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	59,017
Canadian Natural Resources Ltd.:
5.45%, 10/1/2012	25,000	26,416
5.7%, 5/15/2017	350,000	398,253
6.25%, 3/15/2038	25,000	27,202
Cenovus Energy, Inc., 4.5%, 9/15/2014	200,000	217,061
Chevron Corp., 4.95%, 3/3/2019	300,000	335,224
Conoco, Inc., 6.95%, 4/15/2029	150,000	182,186
ConocoPhillips:
4.6%, 1/15/2015	200,000	220,909
5.75%, 2/1/2019	100,000	115,003
6.5%, 2/1/2039	200,000	233,628
6.65%, 7/15/2018	200,000	239,534
DCP Midstream LLC, 8.125%, 8/16/2030	25,000	31,093
Devon Energy Corp., 6.3%, 1/15/2019	50,000	58,801
El Paso Natural Gas Co., 5.95%, 4/15/2017	150,000	169,751
EnCana Corp.:
4.75%, 10/15/2013	50,000	53,801
5.9%, 12/1/2017	150,000	170,236
Energy Transfer Partners LP:
6.125%, 2/15/2017	25,000	27,847
6.625%, 10/15/2036	25,000	25,796
9.0%, 4/15/2019	125,000	155,425
Enterprise Products Operating LLC:
5.25%, 1/31/2020	300,000	319,172
Series G, 5.6%, 10/15/2014	50,000	55,547
Series L, 6.3%, 9/15/2017	150,000	172,047
Series D, 6.875%, 3/1/2033	25,000	27,772
EOG Resources, Inc., 5.625%, 6/1/2019	200,000	224,302
Halliburton Co.:
5.9%, 9/15/2018	75,000	86,524
6.7%, 9/15/2038	75,000	86,223
7.45%, 9/15/2039	50,000	62,453
Hess Corp., 7.125%, 3/15/2033	25,000	29,694
Husky Energy, Inc., 5.9%, 6/15/2014	200,000	222,597
Kinder Morgan Energy Partners LP:
6.85%, 2/15/2020	125,000	144,529
6.95%, 1/15/2038	150,000	162,916
7.3%, 8/15/2033	50,000	56,967
7.4%, 3/15/2031	50,000	56,955
Marathon Petroleum Corp., 144A, 6.5%, 3/1/2041	100,000	103,353
Nexen, Inc.:
7.5%, 7/30/2039	150,000	167,783
7.875%, 3/15/2032	50,000	59,036
ONEOK Partners LP:
6.15%, 10/1/2016	75,000	86,298
8.625%, 3/1/2019	25,000	31,783
ONEOK, Inc., 5.2%, 6/15/2015	50,000	54,708
Petro-Canada:
5.95%, 5/15/2035	100,000	101,930
6.8%, 5/15/2038	100,000	112,793
Petroleos Mexicanos, 6.0%, 3/5/2020	300,000	329,250
Plains All American Pipeline LP:
5.75%, 1/15/2020	50,000	54,204
6.5%, 5/1/2018	100,000	113,268
Spectra Energy Capital LLC, 6.2%, 4/15/2018	300,000	340,179
Statoil ASA, 5.25%, 4/15/2019	200,000	221,938
Suncor Energy, Inc., 5.95%, 12/1/2034	50,000	51,281
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	50,000	52,212
6.2%, 10/15/2037	50,000	53,959
6.35%, 5/15/2067	25,000	25,132
6.5%, 8/15/2018	150,000	176,465
Transcontinental Gas Pipe Line Corp., Series B, 8.875%, 7/15/2012	25,000	26,990
Transocean, Inc.:
6.0%, 3/15/2018	50,000	55,359
6.8%, 3/15/2038	25,000	26,843
Union Pacific Resources Group, Inc., 7.5%, 10/15/2026	60,000	72,719
Valero Energy Corp.:
6.125%, 2/1/2020	200,000	219,787
6.625%, 6/15/2037	35,000	36,493
7.5%, 4/15/2032	25,000	27,919
Weatherford International Ltd.:
5.5%, 2/15/2016	50,000	54,804
6.0%, 3/15/2018	200,000	219,234
Williams Companies, Inc., 8.75%, 3/15/2032	37,000	47,046
Williams Partners LP:
5.25%, 3/15/2020	300,000	315,841
7.25%, 2/1/2017	50,000	58,949
		8,688,216
Financials 8.2%
ACE INA Holdings, Inc.:
5.7%, 2/15/2017	100,000	111,450
6.7%, 5/15/2036	50,000	57,781
Allstate Corp., 5.35%, 6/1/2033	50,000	48,437
Allstate Life Global Funding Trusts, 5.375%, 4/30/2013	200,000	215,541
American Express Co.:
4.875%, 7/15/2013	75,000	79,743
6.15%, 8/28/2017	175,000	199,424
7.0%, 3/19/2018	100,000	117,684
8.125%, 5/20/2019	575,000	728,978
American International Group, Inc.:
4.25%, 5/15/2013	100,000	102,797
5.05%, 10/1/2015	100,000	104,377
Series G, 5.85%, 1/16/2018	50,000	52,319
Ameriprise Financial, Inc., 5.3%, 3/15/2020	150,000	160,795
Apache Finance Canada Corp., 7.75%, 12/15/2029	25,000	31,412
Asian Development Bank, 4.5%, 9/4/2012	500,000	523,452
Assurant, Inc., 5.625%, 2/15/2014	25,000	26,712
AvalonBay Communities, Inc., 6.125%, 11/1/2012	16,000	17,026
AXA SA, 8.6%, 12/15/2030	50,000	59,570
Bank of America Corp.:
4.5%, 4/1/2015	350,000	365,925
4.75%, 8/1/2015	100,000	104,917
4.9%, 5/1/2013	100,000	105,347
5.125%, 11/15/2014	200,000	212,224
5.375%, 6/15/2014	130,000	139,083
5.625%, 10/14/2016	100,000	107,026
5.75%, 8/15/2016	100,000	105,517
5.75%, 12/1/2017	425,000	451,893
Series L, 7.625%, 6/1/2019	500,000	579,196
Bank of America NA:
5.3%, 3/15/2017	250,000	257,686
6.0%, 10/15/2036	100,000	96,354
Bank of New York Mellon Corp.:
4.3%, 5/15/2014	100,000	108,096
Series G, 4.95%, 11/1/2012	25,000	26,415
5.45%, 5/15/2019	40,000	44,365
5.5%, 12/1/2017	50,000	55,052
Bank of Nova Scotia, 3.4%, 1/22/2015	400,000	420,231
Bank One Corp., 7.625%, 10/15/2026	50,000	59,454
Barclays Bank PLC:
5.125%, 1/8/2020	150,000	152,241
5.45%, 9/12/2012	200,000	210,721
6.75%, 5/22/2019	150,000	168,382
BB&T Capital Trust II, 6.75%, 6/7/2036	25,000	25,395
BB&T Corp., 5.2%, 12/23/2015	500,000	540,916
Bear Stearns Companies LLC:
5.3%, 10/30/2015	150,000	164,393
5.7%, 11/15/2014	100,000	110,447
7.25%, 2/1/2018	285,000	338,435
Berkshire Hathaway Finance Corp.:
4.625%, 10/15/2013	150,000	161,265
5.75%, 1/15/2040	200,000	207,772
Berkshire Hathaway, Inc., 3.2%, 2/11/2015	200,000	208,451
BHP Billiton Finance (USA) Ltd.:
5.4%, 3/29/2017	150,000	170,535
5.5%, 4/1/2014	50,000	55,639
6.5%, 4/1/2019	50,000	59,831
BlackRock, Inc., 3.5%, 12/10/2014	200,000	210,773
Boston Properties LP:
(REIT), 5.875%, 10/15/2019	100,000	109,564
(REIT), 6.25%, 1/15/2013	12,000	12,882
BP Capital Markets PLC, 4.75%, 3/10/2019	350,000	369,130
British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	115,967
Bunge Ltd. Finance Corp., 5.35%, 4/15/2014	50,000	53,905
Capital One Financial Corp., 7.375%, 5/23/2014	250,000	285,459
Caterpillar Financial Services Corp.:
Series F, 4.75%, 2/17/2015	50,000	55,125
5.45%, 4/15/2018	100,000	113,095
6.125%, 2/17/2014	150,000	168,590
Charles Schwab Corp., 4.95%, 6/1/2014	50,000	54,821
China Development Bank Corp., 5.0%, 10/15/2015	50,000	54,788
Chubb Corp.:
6.0%, 5/11/2037	75,000	78,654
Series 1, 6.5%, 5/15/2038	25,000	27,772
Citigroup, Inc.:
5.0%, 9/15/2014	375,000	392,984
5.125%, 5/5/2014	100,000	107,184
5.3%, 1/7/2016	100,000	107,711
5.5%, 4/11/2013	450,000	477,754
5.5%, 2/15/2017	100,000	105,171
5.875%, 2/22/2033	100,000	94,011
6.0%, 8/15/2017	50,000	54,754
6.0%, 10/31/2033	100,000	95,637
6.125%, 11/21/2017	375,000	414,170
6.125%, 5/15/2018	100,000	110,123
6.5%, 8/19/2013	100,000	108,756
6.625%, 6/15/2032	75,000	77,641
8.125%, 7/15/2039	100,000	125,137
8.5%, 5/22/2019	100,000	123,965
Corp. Andina de Fomento, 5.2%, 5/21/2013	75,000	80,250
Credit Suisse (USA), Inc.:
4.875%, 1/15/2015	300,000	323,506
5.125%, 8/15/2015	25,000	27,478
5.375%, 3/2/2016	50,000	55,542
7.125%, 7/15/2032	50,000	59,567
Credit Suisse AG, 5.4%, 1/14/2020	400,000	404,951
Credit Suisse New York:
5.0%, 5/15/2013	200,000	213,483
6.0%, 2/15/2018	100,000	107,906
Daimler Finance North America LLC, 6.5%, 11/15/2013	75,000	83,436
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016	300,000	339,281
5.875%, 8/20/2013	100,000	109,445
Devon Financing Corp., ULC, 7.875%, 9/30/2031	50,000	64,483
Diageo Finance BV, 5.5%, 4/1/2013	50,000	54,002
ERP Operating LP, (REIT), 4.75%, 7/15/2020	200,000	202,815
Export-Import Bank of Korea, 5.875%, 1/14/2015	300,000	328,971
Fifth Third Bancorp.:
4.5%, 6/1/2018	50,000	49,682
5.45%, 1/15/2017	25,000	26,778
8.25%, 3/1/2038	50,000	59,783
FleetBoston Financial Corp., 6.875%, 1/15/2028	45,000	46,375
General Electric Capital Corp.:
Series A, 3.75%, 11/14/2014	300,000	317,552
Series A, 4.875%, 3/4/2015	475,000	516,529
Series A, 5.0%, 1/8/2016	150,000	163,964
5.45%, 1/15/2013	450,000	478,919
5.5%, 1/8/2020	200,000	214,180
Series A, 5.625%, 5/1/2018	500,000	546,859
5.875%, 1/14/2038	150,000	151,735
Series A, 6.15%, 8/7/2037	125,000	129,653
Series A, 6.75%, 3/15/2032	100,000	111,105
Genworth Financial, Inc., 5.75%, 6/15/2014	25,000	26,103
GlaxoSmithKline Capital, Inc.:
4.85%, 5/15/2013	100,000	107,526
5.65%, 5/15/2018	125,000	142,579
6.375%, 5/15/2038	125,000	144,142
H.J. Heinz Finance Co., 6.75%, 3/15/2032	50,000	56,662
Hartford Financial Services Group, Inc.:
4.625%, 7/15/2013	50,000	52,234
5.95%, 10/15/2036	25,000	23,540
HCP, Inc., (REIT), 6.0%, 1/30/2017	250,000	275,287
HSBC Bank USA NA:
4.625%, 4/1/2014	50,000	53,297
7.0%, 1/15/2039	50,000	56,850
HSBC Finance Corp.:
4.75%, 7/15/2013	50,000	52,946
5.0%, 6/30/2015	50,000	53,792
5.5%, 1/19/2016	100,000	109,342
6.375%, 11/27/2012	50,000	53,491
HSBC Holdings PLC:
5.1%, 4/5/2021	1,000,000	1,024,784
5.25%, 12/12/2012	107,000	112,864
6.5%, 5/2/2036	200,000	205,754
Inter-American Development Bank:
1.625%, 7/15/2013	500,000	510,376
3.875%, 9/17/2019	500,000	533,480
International Finance Corp., 3.0%, 4/22/2014	300,000	317,126
Jefferies Group, Inc., 8.5%, 7/15/2019	100,000	118,269
John Deere Capital Corp.:
2.95%, 3/9/2015	150,000	156,176
4.9%, 9/9/2013	100,000	108,539
JPMorgan Chase & Co.:
3.7%, 1/20/2015	300,000	311,942
4.625%, 5/10/2021	500,000	495,954
4.75%, 5/1/2013	100,000	106,453
5.125%, 9/15/2014	350,000	378,227
6.0%, 1/15/2018	350,000	389,254
6.125%, 6/27/2017	50,000	55,874
6.3%, 4/23/2019	100,000	112,714
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	276,731
KeyBank NA:
5.45%, 3/3/2016	25,000	27,123
5.8%, 7/1/2014	350,000	383,728
Lincoln National Corp., 8.75%, 7/1/2019	400,000	504,759
Marsh & McLennan Companies, Inc.:
5.375%, 7/15/2014	50,000	54,239
5.75%, 9/15/2015	50,000	54,947
Mellon Funding Corp., 5.0%, 12/1/2014	50,000	54,996
Merrill Lynch & Co., Inc.:
5.0%, 2/3/2014	25,000	26,915
Series C, 5.0%, 1/15/2015	125,000	132,322
Series C, 5.45%, 2/5/2013	100,000	106,079
Series C, 6.05%, 8/15/2012	200,000	210,542
6.05%, 5/16/2016	50,000	52,420
6.22%, 9/15/2026	50,000	50,195
Series C, 6.4%, 8/28/2017	50,000	54,579
6.5%, 7/15/2018	50,000	53,185
MetLife, Inc.:
5.0%, 6/15/2015	175,000	190,931
6.4%, 12/15/2036	25,000	24,375
6.75%, 6/1/2016	300,000	349,186
Morgan Stanley:
4.2%, 11/20/2014	100,000	103,851
4.75%, 4/1/2014	500,000	521,193
5.3%, 3/1/2013	100,000	105,731
5.45%, 1/9/2017	100,000	105,753
Series F, 5.625%, 9/23/2019	300,000	307,845
Series F, 6.0%, 4/28/2015	450,000	487,830
7.3%, 5/13/2019	125,000	141,753
National City Corp., 4.9%, 1/15/2015	100,000	109,291
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	100,000	130,339
Nationwide Financial Services, 5.9%, 7/1/2012	25,000	25,689
NiSource Finance Corp.:
5.25%, 9/15/2017	75,000	81,122
5.45%, 9/15/2020	75,000	78,994
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	171,410
Novartis Capital Corp., 4.4%, 4/24/2020	150,000	158,419
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	300,000	333,142
Petrobras International Finance Co.:
3.875%, 1/27/2016	200,000	203,664
5.75%, 1/20/2020	500,000	533,377
PNC Funding Corp.:
4.25%, 9/21/2015	150,000	160,935
6.7%, 6/10/2019	100,000	117,828
Principal Financial Group, Inc., 6.05%, 10/15/2036	300,000	311,926
Principal Life Income Funding Trust, 5.1%, 4/15/2014	25,000	27,217
Protective Life Corp.:
7.375%, 10/15/2019	50,000	56,847
8.45%, 10/15/2039	50,000	55,098
Prudential Financial, Inc.:
Series D, 3.875%, 1/14/2015	100,000	104,378
Series B, 5.1%, 9/20/2014	100,000	108,718
Series B, 5.75%, 7/15/2033	25,000	23,892
Series D, 6.625%, 12/1/2037	50,000	53,084
7.375%, 6/15/2019	100,000	118,591
Rio Tinto Finance (USA) Ltd., 9.0%, 5/1/2019	200,000	265,008
Royal Bank of Scotland Group PLC, 5.05%, 1/8/2015	100,000	99,439
Royal Bank of Scotland PLC, 4.875%, 3/16/2015	350,000	363,240
Shell International Finance BV:
4.3%, 9/22/2019	200,000	210,041
6.375%, 12/15/2038	350,000	405,821
Simon Property Group LP, (REIT):
5.1%, 6/15/2015	50,000	55,198
5.25%, 12/1/2016	100,000	109,849
6.125%, 5/30/2018	130,000	145,775
SLM Corp., Series A, 5.0%, 10/1/2013	25,000	26,000
State Street Corp., 4.3%, 5/30/2014	100,000	108,144
Swiss Re Solutions Holding Corp., 6.45%, 3/1/2019	150,000	163,102
Telecom Italia Capital SA:
5.25%, 10/1/2015	175,000	181,934
6.375%, 11/15/2033	75,000	66,881
7.721%, 6/4/2038	100,000	99,451
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	275,000	295,103
5.15%, 1/15/2014	100,000	106,774
5.35%, 1/15/2016	125,000	134,886
5.375%, 3/15/2020	600,000	619,587
5.625%, 1/15/2017	25,000	26,466
5.95%, 1/18/2018	50,000	53,894
6.0%, 5/1/2014	400,000	438,785
6.125%, 2/15/2033	50,000	50,331
6.15%, 4/1/2018	250,000	272,086
6.25%, 9/1/2017	200,000	220,681
6.75%, 10/1/2037	400,000	399,993
The Travelers Companies, Inc.:
6.25%, 6/15/2037	150,000	160,483
6.75%, 6/20/2036	50,000	56,804
Total Capital SA, 3.0%, 6/24/2015	200,000	208,079
Toyota Motor Credit Corp., 3.2%, 6/17/2015	200,000	207,862
Tyco International Finance SA, 8.5%, 1/15/2019	100,000	126,771
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	54,846
5.875%, 12/20/2017	325,000	356,515
UFJ Finance Aruba AEC, 6.75%, 7/15/2013	150,000	164,820
US Bancorp., 3.15%, 3/4/2015	150,000	156,643
Vale Overseas Ltd.:
6.25%, 1/23/2017	100,000	113,125
6.875%, 11/21/2036	150,000	162,868
6.875%, 11/10/2039	100,000	108,678
Verizon Global Funding Corp.:
7.75%, 12/1/2030	100,000	124,975
7.75%, 6/15/2032	100,000	123,897
Verizon Wireless Capital LLC:
5.55%, 2/1/2014	210,000	231,468
8.5%, 11/15/2018	200,000	259,713
Wachovia Bank NA:
4.875%, 2/1/2015	75,000	80,524
5.0%, 8/15/2015	200,000	214,368
Wachovia Corp.:
4.875%, 2/15/2014	50,000	53,188
5.25%, 8/1/2014	50,000	53,593
Series G, 5.5%, 5/1/2013	325,000	349,489
5.625%, 10/15/2016	100,000	108,558
5.75%, 6/15/2017	50,000	55,593
Wells Fargo & Co.:
4.625%, 4/15/2014	100,000	105,766
4.95%, 10/16/2013	50,000	53,204
5.0%, 11/15/2014	50,000	53,976
5.125%, 9/15/2016	50,000	53,472
5.375%, 2/7/2035	150,000	150,452
5.625%, 12/11/2017	250,000	276,151
Wells Fargo Bank NA, Series AI, 4.75%, 2/9/2015	350,000	374,355
Wells Fargo Financial, Inc., 5.5%, 8/1/2012	25,000	26,225
Western Union Co.:
5.93%, 10/1/2016	150,000	169,611
6.2%, 11/17/2036	25,000	25,419
Westpac Banking Corp.:
3.0%, 8/4/2015	350,000	353,794
4.875%, 11/19/2019	200,000	208,031
		41,616,986
Health Care 1.0%
Abbott Laboratories:
5.15%, 11/30/2012	250,000	265,774
5.3%, 5/27/2040	100,000	100,451
6.0%, 4/1/2039	75,000	82,939
6.15%, 11/30/2037	50,000	56,239
Aetna, Inc., 6.625%, 6/15/2036	50,000	55,692
Amgen, Inc.:
4.5%, 3/15/2020	200,000	206,262
4.85%, 11/18/2014	25,000	27,940
5.85%, 6/1/2017	125,000	144,745
AstraZeneca PLC:
5.4%, 9/15/2012	100,000	105,807
5.9%, 9/15/2017	250,000	291,337
Baxter International, Inc.:
1.8%, 3/15/2013	150,000	152,515
4.625%, 3/15/2015	25,000	27,401
Bristol-Myers Squibb Co.:
5.25%, 8/15/2013	50,000	54,645
5.875%, 11/15/2036	22,000	24,490
Covidien International Finance SA:
6.0%, 10/15/2017	75,000	87,652
6.55%, 10/15/2037	25,000	28,896
Eli Lilly & Co., 5.2%, 3/15/2017	125,000	141,613
Express Scripts, Inc., 7.25%, 6/15/2019	125,000	149,508
Genentech, Inc., 4.75%, 7/15/2015	50,000	55,112
Johnson & Johnson:
4.85%, 5/15/2041	250,000	241,983
5.55%, 8/15/2017	100,000	115,965
6.95%, 9/1/2029	50,000	63,164
McKesson Corp., 5.7%, 3/1/2017	75,000	85,012
Medco Health Solutions, Inc., 7.125%, 3/15/2018	75,000	87,638
Medtronic, Inc.:
Series B, 4.75%, 9/15/2015	75,000	83,289
6.5%, 3/15/2039	25,000	29,673
Merck & Co., Inc.:
4.75%, 3/1/2015	100,000	111,370
5.0%, 6/30/2019	350,000	387,368
5.3%, 12/1/2013	50,000	55,287
5.85%, 6/30/2039	25,000	27,386
6.5%, 12/1/2033	25,000	29,607
Pfizer, Inc., 6.2%, 3/15/2019	300,000	350,926
Pharmacia Corp., 6.6%, 12/1/2028	75,000	88,553
Quest Diagnostics, Inc.:
4.75%, 1/30/2020	150,000	155,128
6.95%, 7/1/2037	25,000	27,756
UnitedHealth Group, Inc.:
4.875%, 4/1/2013	25,000	26,507
5.0%, 8/15/2014	9,000	9,865
6.0%, 2/15/2018	500,000	566,940
WellPoint, Inc., 5.85%, 1/15/2036	150,000	152,970
Wyeth:
5.5%, 2/1/2014	150,000	166,311
5.5%, 2/15/2016	50,000	56,985
5.95%, 4/1/2037	150,000	160,971
		5,139,672
Industrials 1.3%
3M Co.:
Series E, 4.375%, 8/15/2013	100,000	107,989
5.7%, 3/15/2037	25,000	27,441
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	75,000	81,432
Boeing Co.:
3.75%, 11/20/2016	100,000	107,358
5.125%, 2/15/2013	150,000	160,183
6.625%, 2/15/2038	50,000	59,558
Burlington Northern Santa Fe LLC:
5.75%, 5/1/2040	250,000	257,528
5.9%, 7/1/2012	100,000	104,922
Canadian National Railway Co.:
4.4%, 3/15/2013	100,000	106,010
6.375%, 11/15/2037	50,000	57,905
Caterpillar, Inc.:
6.05%, 8/15/2036	25,000	28,050
7.3%, 5/1/2031	120,000	153,219
CRH America, Inc., 5.3%, 10/15/2013	100,000	107,013
CSX Corp.:
6.0%, 10/1/2036	100,000	105,277
6.15%, 5/1/2037	50,000	53,540
6.25%, 4/1/2015	250,000	286,240
Danaher Corp., 5.625%, 1/15/2018	50,000	56,749
Deere & Co., 8.1%, 5/15/2030	50,000	68,133
Emerson Electric Co.:
5.25%, 10/15/2018	50,000	55,880
6.125%, 4/15/2039	50,000	57,026
General Dynamics Corp., 5.375%, 8/15/2015	100,000	113,001
General Electric Co.:
5.0%, 2/1/2013	200,000	212,280
5.25%, 12/6/2017	100,000	110,782
Honeywell International, Inc.:
5.3%, 3/15/2017	50,000	56,702
5.3%, 3/1/2018	50,000	56,179
5.7%, 3/15/2036	50,000	53,385
5.7%, 3/15/2037	50,000	53,304
Illinois Tool Works, Inc., 5.15%, 4/1/2014	300,000	332,894
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	300,000	355,509
Koninklijke Philips Electronics NV, 6.875%, 3/11/2038	300,000	347,136
Lockheed Martin Corp.:
4.25%, 11/15/2019	150,000	153,922
Series B, 6.15%, 9/1/2036	75,000	81,603
M.D.C. Holdings, Inc., 5.375%, 7/1/2015	25,000	25,913
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	101,838
7.25%, 2/15/2031	100,000	123,187
7.8%, 5/15/2027	4,000	5,186
Norfolk Southern Railway Co., 9.75%, 6/15/2020	40,000	55,432
Raytheon Co.:
4.4%, 2/15/2020	100,000	103,490
7.2%, 8/15/2027	75,000	93,470
Republic Services, Inc., 5.0%, 3/1/2020	100,000	105,689
Tyco International Ltd., 6.875%, 1/15/2021	50,000	58,785
Union Pacific Corp.:
5.75%, 11/15/2017	25,000	28,722
7.0%, 2/1/2016	50,000	59,327
7.875%, 1/15/2019	250,000	318,880
United Parcel Service of America, Inc., 8.375%, 4/1/2020	50,000	67,465
United Parcel Service, Inc., 5.5%, 1/15/2018	200,000	226,793
United Technologies Corp.:
4.875%, 5/1/2015	50,000	55,613
5.375%, 12/15/2017	100,000	114,110
6.125%, 7/15/2038	400,000	450,917
Waste Management, Inc.:
7.0%, 7/15/2028	50,000	58,106
7.1%, 8/1/2026	100,000	118,424
Xerox Corp., 6.75%, 2/1/2017	200,000	233,541
		6,373,038
Information Technology 0.7%
Cisco Systems, Inc.:
5.5%, 2/22/2016	250,000	284,251
5.5%, 1/15/2040	200,000	200,312
5.9%, 2/15/2039	50,000	52,827
Corning, Inc., 5.75%, 8/15/2040	50,000	49,884
Dell, Inc., 5.875%, 6/15/2019	350,000	392,773
Hewlett-Packard Co.:
2.2%, 12/1/2015	150,000	150,205
4.5%, 3/1/2013	300,000	317,715
4.75%, 6/2/2014	100,000	109,126
6.5%, 7/1/2012	50,000	52,806
International Business Machines Corp.:
1.0%, 8/5/2013	200,000	200,575
4.75%, 11/29/2012	100,000	105,695
5.6%, 11/30/2039	100,000	105,605
5.7%, 9/14/2017	150,000	174,397
6.5%, 1/15/2028	125,000	148,957
Microsoft Corp.:
0.875%, 9/27/2013	200,000	200,352
4.2%, 6/1/2019	100,000	105,161
5.2%, 6/1/2039	50,000	50,469
Oracle Corp.:
4.95%, 4/15/2013	75,000	80,464
5.0%, 7/8/2019	100,000	109,168
5.25%, 1/15/2016	100,000	112,851
6.125%, 7/8/2039	125,000	139,058
6.5%, 4/15/2038	100,000	115,956
Pitney Bowes, Inc., 3.875%, 6/15/2013	100,000	104,389
Tyco Electronics Group SA, 6.55%, 10/1/2017	250,000	294,562
		3,657,558
Materials 0.8%
Alcoa, Inc.:
5.55%, 2/1/2017	75,000	79,799
5.9%, 2/1/2027	25,000	24,430
5.95%, 2/1/2037	75,000	71,418
6.15%, 8/15/2020	200,000	211,877
ArcelorMittal:
5.375%, 6/1/2013	100,000	106,472
6.125%, 6/1/2018	100,000	107,108
9.85%, 6/1/2019	75,000	95,080
Barrick Gold Corp., 6.95%, 4/1/2019	125,000	148,603
Cliffs Natural Resources, Inc., 6.25%, 10/1/2040	50,000	49,340
Dow Chemical Co.:
6.0%, 10/1/2012	100,000	106,031
7.6%, 5/15/2014	250,000	289,909
E.I. du Pont de Nemours & Co.:
3.25%, 1/15/2015	200,000	209,571
6.0%, 7/15/2018	175,000	201,943
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	100,000	109,250
International Paper Co.:
7.5%, 8/15/2021	125,000	146,106
7.95%, 6/15/2018	100,000	119,069
Lafarge SA, 6.5%, 7/15/2016	50,000	54,039
Monsanto Co.:
5.5%, 8/15/2025	25,000	27,897
Series 1, 5.5%, 7/30/2035	50,000	53,701
Newmont Mining Corp.:
5.125%, 10/1/2019	100,000	107,401
5.875%, 4/1/2035	20,000	20,141
Nucor Corp.:
5.85%, 6/1/2018	25,000	28,543
6.4%, 12/1/2037	50,000	57,617
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	100,000	116,577
PPG Industries, Inc., 6.65%, 3/15/2018	300,000	352,521
Praxair, Inc.:
3.95%, 6/1/2013	50,000	53,047
4.5%, 8/15/2019	75,000	79,686
Rio Tinto Alcan, Inc.:
4.5%, 5/15/2013	100,000	106,153
4.875%, 9/15/2012	10,000	10,471
5.2%, 1/15/2014	25,000	27,161
5.75%, 6/1/2035	25,000	26,110
6.125%, 12/15/2033	50,000	55,054
Rohm & Haas Co., 6.0%, 9/15/2017	300,000	341,104
Southern Copper Corp., 6.75%, 4/16/2040	300,000	291,843
		3,885,072
Telecommunication Services 1.1%
America Movil SAB de CV:
5.75%, 1/15/2015	50,000	55,742
6.125%, 11/15/2037	100,000	104,090
6.125%, 3/30/2040	100,000	104,523
Ameritech Capital Funding Corp., 6.55%, 1/15/2028	100,000	106,382
AT&T, Inc.:
4.85%, 2/15/2014	100,000	108,617
5.1%, 9/15/2014	225,000	247,262
5.6%, 5/15/2018	200,000	222,720
5.8%, 2/15/2019	450,000	507,758
5.875%, 8/15/2012	150,000	158,390
6.55%, 2/15/2039	300,000	329,049
6.8%, 5/15/2036	50,000	55,902
8.0%, 11/15/2031	20,000	26,466
BellSouth Corp.:
5.2%, 9/15/2014	100,000	110,170
6.0%, 11/15/2034	100,000	101,010
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	55,224
9.875%, 12/15/2030	70,000	96,161
Embarq Corp.:
7.082%, 6/1/2016	175,000	194,534
7.995%, 6/1/2036	125,000	128,077
France Telecom SA:
5.375%, 7/8/2019	150,000	167,844
8.5%, 3/1/2031	75,000	100,942
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	50,000	64,325
Motorola Solutions, Inc., 7.5%, 5/15/2025	50,000	58,496
Nokia Corp., 5.375%, 5/15/2019	150,000	144,109
Qwest Corp., 8.375%, 5/1/2016	150,000	177,000
Rogers Communications, Inc., 6.8%, 8/15/2018	100,000	117,997
Telefonica Emisiones SAU:
6.421%, 6/20/2016	125,000	139,568
7.045%, 6/20/2036	150,000	158,696
Verizon Communications, Inc.:
5.55%, 2/15/2016	100,000	112,652
6.35%, 4/1/2019	675,000	784,084
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	100,000	105,466
Vodafone Group PLC:
5.0%, 9/15/2015	575,000	633,848
6.15%, 2/27/2037	125,000	134,127
		5,611,231
Utilities 1.4%
Alabama Power Co., 6.125%, 5/15/2038	100,000	111,445
American Electric Power Co., Inc., 5.25%, 6/1/2015	100,000	109,901
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	27,334
CenterPoint Energy Houston Electric LLC, Series J2, 5.7%, 3/15/2013	100,000	107,784
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	150,000	164,014
Series D, 7.88%, 11/1/2017	75,000	91,961
Commonwealth Edison Co.:
5.8%, 3/15/2018	50,000	56,051
Series 106, 6.15%, 9/15/2017	100,000	115,734
Consolidated Edison Co. of New York:
4.875%, 2/1/2013	50,000	53,013
Series 2005-A, 5.3%, 3/1/2035	150,000	149,608
6.2%, 6/15/2036	125,000	139,181
Series 08-B, 6.75%, 4/1/2038	50,000	59,335
Constellation Energy Group, Inc., 4.55%, 6/15/2015	30,000	31,926
Detroit Edison Co., 5.7%, 10/1/2037	50,000	52,674
Dominion Resources, Inc.:
Series C, 5.15%, 7/15/2015	50,000	55,413
Series F, 5.25%, 8/1/2033	100,000	110,099
Series B, 5.95%, 6/15/2035	50,000	52,842
Duke Energy Carolinas LLC:
5.3%, 10/1/2015	75,000	84,621
6.05%, 4/15/2038	140,000	154,937
Duke Energy Indiana, Inc.:
5.0%, 9/15/2013	100,000	107,798
6.45%, 4/1/2039	150,000	170,865
Duke Energy Ohio, Inc., 2.1%, 6/15/2013	100,000	102,236
Emerson Electric Co., 4.75%, 10/15/2015	75,000	83,090
Entergy Texas, Inc., 7.125%, 2/1/2019	100,000	117,322
Exelon Corp., 5.625%, 6/15/2035	25,000	23,758
Exelon Generation Co., LLC, 5.2%, 10/1/2019	125,000	130,450
Florida Power & Light Co.:
4.95%, 6/1/2035	50,000	48,505
5.55%, 11/1/2017	400,000	467,909
5.65%, 2/1/2037	50,000	53,021
Florida Power Corp., 5.65%, 6/15/2018	125,000	142,606
Georgia Power Co., 4.25%, 12/1/2019	100,000	104,246
KeySpan Corp., 8.0%, 11/15/2030	50,000	62,224
MidAmerican Energy Co., 5.3%, 3/15/2018	100,000	110,663
MidAmerican Energy Holdings Co.:
5.875%, 10/1/2012	25,000	26,511
6.125%, 4/1/2036	175,000	188,456
6.5%, 9/15/2037	100,000	112,741
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	28,862
Northern States Power Co., 6.25%, 6/1/2036	100,000	115,038
NSTAR Electric Co., 4.875%, 4/15/2014	25,000	27,292
Oncor Electric Delivery Co., 7.0%, 9/1/2022	300,000	357,664
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	50,000	48,521
5.625%, 11/30/2017	25,000	28,379
5.8%, 3/1/2037	100,000	102,711
6.05%, 3/1/2034	200,000	211,480
PPL Energy Supply LLC, 5.4%, 8/15/2014	100,000	109,119
Progress Energy, Inc.:
6.0%, 12/1/2039	100,000	105,369
7.75%, 3/1/2031	50,000	62,575
PSE&G Power LLC, 5.5%, 12/1/2015	50,000	55,190
Public Service Co. of Colorado, 4.875%, 3/1/2013	75,000	79,950
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	25,000	25,145
5.795%, 3/15/2040	100,000	105,132
San Diego Gas & Electric Co., 5.35%, 5/15/2040	50,000	51,346
Scottish Power Ltd., 5.375%, 3/15/2015	150,000	161,990
Sempra Energy, 6.0%, 2/1/2013	25,000	26,801
Sierra Pacific Power Co., 5.45%, 9/1/2013	50,000	54,229
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	55,000	60,741
6.0%, 1/15/2034	50,000	55,207
6.05%, 3/15/2039	50,000	56,045
6.65%, 4/1/2029	100,000	114,525
Southern California Gas Co., 5.75%, 11/15/2035	50,000	54,361
Southern Power Co., Series B, 6.25%, 7/15/2012	25,000	26,297
Southern Union Co., 8.25%, 11/15/2029	50,000	60,089
Southwestern Electric Power Co.:
Series F, 5.875%, 3/1/2018	150,000	165,283
6.2%, 3/15/2040	100,000	101,759
TransAlta Corp., 4.75%, 1/15/2015	150,000	160,184
Union Electric Co., 6.4%, 6/15/2017	100,000	115,916
United Utilities PLC, 5.375%, 2/1/2019	30,000	31,261
Virginia Electric & Power Co.:
Series A, 5.4%, 1/15/2016	200,000	227,264
5.4%, 4/30/2018	200,000	224,042
8.875%, 11/15/2038	50,000	74,017
Xcel Energy, Inc., 6.5%, 7/1/2036	75,000	85,465
		7,149,523
Total Corporate Bonds (Cost $91,285,421)		96,697,925

Mortgage-Backed Securities Pass-Throughs 32.7%
Federal Home Loan Mortgage Corp.:
2.305%*, 12/1/2033	50,200	52,044
2.375%*, 3/1/2035	15,455	16,094
2.5%*, 12/1/2035	120,048	125,862
2.52%*, 3/1/2036	561,794	587,876
2.55%*, 11/1/2035	56,072	58,649
2.725%*, 9/1/2035	35,878	37,744
2.865%*, 9/1/2035	118,953	124,446
2.92%*, 11/1/2035	90,414	95,623
3.5%, with various maturities from 3/1/2025 until 1/1/2041 (a)	1,986,561	1,992,848
4.0%, with various maturities from 1/1/2020 until 1/1/2041 (a)	7,709,053	7,823,008
4.5%, with various maturities from 1/1/2020 until 3/1/2041 (a)	13,689,620	14,248,817
4.923%*, 12/1/2034	40,468	43,296
5.0%, with various maturities from 12/1/2017 until 3/1/2040	10,300,797	10,975,918
5.15%*, 6/1/2035	51,864	55,300
5.441%*, 5/1/2037	28,484	30,216
5.5%, with various maturities from 11/1/2013 until 11/1/2038 (a)	8,433,729	9,138,837
5.543%*, 1/1/2037	40,456	43,191
5.616%*, 4/1/2036	34,822	36,957
5.708%*, 4/1/2037	113,068	122,263
5.718%*, 9/1/2037	112,270	119,708
5.729%*, 4/1/2037	39,069	41,657
5.822%*, 2/1/2038	149,917	162,426
5.844%*, 5/1/2037	46,366	49,463
5.889%*, 12/1/2036	27,621	29,463
5.925%*, 2/1/2037	53,711	57,606
6.0%, with various maturities from 9/1/2021 until 7/1/2038	4,341,249	4,780,564
6.39%*, 8/1/2036	25,522	26,740
6.5%, with various maturities from 12/1/2014 until 11/1/2037	1,533,356	1,723,991
7.0%, with various maturities from 12/1/2024 until 12/1/2026	39,920	45,294
7.5%, with various maturities from 5/1/2024 until 6/1/2027	6,266	7,117
Federal National Mortgage Association:
2.309%*, 6/1/2035	86,065	89,261
2.365%*, 3/1/2035	109,654	114,218
2.472%*, 6/1/2035	55,145	58,008
2.612%*, 1/1/2036	78,621	82,468
2.685%*, 4/1/2035	105,186	110,398
3.0%, 9/1/2025 (a)	400,000	397,250
3.5%, with various maturities from 8/1/2025 until 1/1/2041 (a)	3,285,203	3,285,635
3.598%*, 5/1/2040	299,491	313,314
4.0%, with various maturities from 12/1/2020 until 1/1/2041 (a)	14,516,815	14,721,563
4.5%, with various maturities from 2/1/2020 until 4/1/2041 (a)	17,966,709	18,707,364
4.781%*, 8/1/2036	27,036	28,827
4.937%*, 8/1/2035	112,707	121,272
5.0%, with various maturities from 11/1/2020 until 6/1/2040 (a)	13,824,056	14,753,479
5.086%*, 7/1/2035	40,804	43,420
5.512%*, 10/1/2036	41,442	43,337
5.5%, with various maturities from 8/1/2019 until 1/1/2040	11,921,307	12,913,433
5.506%*, 1/1/2036	108,754	115,555
5.622%*, 3/1/2037	28,106	29,968
5.625%*, 11/1/2036	52,388	55,396
5.648%*, 1/1/2037	32,805	34,978
5.721%*, 1/1/2037	24,099	25,331
5.742%*, 6/1/2036	132,340	137,977
5.971%*, 9/1/2036	31,226	33,285
6.0%, with various maturities from 12/1/2016 until 4/1/2039	7,471,054	8,227,912
6.5%, with various maturities from 1/1/2018 until 1/1/2038	2,506,694	2,834,872
7.0%, with various maturities from 6/1/2012 until 6/1/2038	590,085	667,084
7.5%, with various maturities from 1/1/2024 until 4/1/2028	17,201	19,459
8.0%, with various maturities from 12/1/2021 until 11/1/2031	26,544	30,341
8.5%, with various maturities from 12/1/2025 until 8/1/2031	8,524	9,822
Government National Mortgage Association:
4.0%, with various maturities from 11/15/2024 until 11/20/2040 (a)	4,619,858	4,717,746
4.5%, with various maturities from 5/15/2039 until 1/20/2041 (a)	12,125,379	12,789,871
5.0%, with various maturities from 10/20/2035 until 5/20/2041 (a)	8,912,263	9,688,978
5.5%, with various maturities from 9/15/2033 until 10/20/2040	3,650,594	4,023,180
6.0%, with various maturities from 2/15/2029 until 9/20/2040	2,918,612	3,242,146
6.5%, with various maturities from 11/15/2023 until 10/20/2037	778,827	880,145
7.0%, 1/15/2039	136,839	155,518
7.5%, with various maturities from 8/15/2029 until 6/15/2032	32,083	37,095
8.0%, with various maturities from 7/15/2022 until 3/15/2032	63,813	73,643
8.5%, 11/15/2029	18,643	21,502
Total Mortgage-Backed Securities Pass-Throughs (Cost $161,862,520)		166,288,069

Asset-Backed 0.3%
Automobile Receivables 0.1%
USAA Auto Owner Trust:
"A4", Series 2009-2, 2.53%, 7/15/2015	100,000	102,839
"A4", Series 2009-1, 4.77%, 9/15/2014	150,000	156,087
		258,926
Credit Card Receivables 0.2%
Chase Issuance Trust, "A2", Series 2006-A2, 5.16%, 4/16/2018	150,000	170,202
Citibank Credit Card Issuance Trust:
"A10", Series 2003-A10, 4.75%, 12/10/2015	100,000	108,826
"A8", Series 2004-A8, 4.9%, 12/12/2016	100,000	111,148
"A3", Series 2006-A3, 5.3%, 3/15/2018	100,000	113,862
"A8", Series 2007-A8, 5.65%, 9/20/2019	200,000	229,673
"A3", Series 2007-A3, 6.15%, 6/15/2039	35,000	41,341
"C6", Series 2008-C6, 6.3%, 6/20/2014	50,000	52,443
Discover Card Master Trust, "A4", Series 2008-A4, 5.65%, 12/15/2015	100,000	109,313
MBNA Credit Card Master Note Trust, "B1", Series 2004-B1, 4.45%, 8/15/2016	25,000	26,818
		963,626
Utilities 0.0%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	112,897
Entergy Texas Restoration Funding LLC, "A3", Series 2009-A, 4.38%, 11/1/2023	50,000	52,608
		165,505
Total Asset-Backed (Cost $1,315,809)		1,388,057

Commercial Mortgage-Backed Securities 2.4%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2004-1, 4.76%, 11/10/2039	200,000	212,055
"A6", Series 2004-4, 4.877%, 7/10/2042	120,000	127,685
"AJ", Series 2005-6, 5.195%*, 9/10/2047	100,000	96,975
"AM", Series 2006-6, 5.39%, 10/10/2045	150,000	141,823
"A4", Series 2007-1, 5.451%, 1/15/2049	100,000	108,148
"A4", Series 2006-4, 5.634%, 7/10/2046	400,000	437,668
"AM", Series 2006-4, 5.675%, 7/10/2046	100,000	99,376
Bear Stearns Commercial Mortgage Securities, Inc.:
"A4", Series 2004-T14, 5.2%, 1/12/2041	500,000	537,464
"A4", Series 2007-T26, 5.471%, 1/12/2045	100,000	110,104
"A4", Series 2006-T24, 5.537%, 10/12/2041	300,000	328,254
"A4", Series 2006-PW13, 5.54%, 9/11/2041	250,000	272,443
"AJ", Series 2006-PW12, 5.759%*, 9/11/2038	50,000	46,765
Citigroup Commercial Mortgage Trust, "AJ", Series 2006-C4, 5.92%*, 3/15/2049	250,000	227,006
Commercial Mortgage Pass-Through Certificates:
"A4", Series 2006-C8, 5.306%, 12/10/2046	220,000	235,587
"A4", Series 2007-C9, 5.815%*, 12/10/2049	100,000	109,838
Credit Suisse Mortgage Capital Certificates:
"A3", Series 2006-C5, 5.311%, 12/15/2039	100,000	107,102
"A3", Series 2006-C4, 5.467%, 9/15/2039	125,000	134,807
"A4", Series 2006-C1, 5.609%*, 2/15/2039	380,000	413,922
CS First Boston Mortgage Securities Corp., "A5", Series 2003-C3, 3.936%, 5/15/2038	250,000	259,012
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3, 5.023%, 4/10/2040	200,000	213,315
Greenwich Capital Commercial Funding Corp.:
"A7", Series 2004-GG1, 5.317%*, 6/10/2036	200,000	214,887
"A4", Series 2007-GG11, 5.736%, 12/10/2049	115,000	123,401
"AM", Series 2006-GG7, 5.881%*, 7/10/2038	150,000	154,123
GS Mortgage Securities Corp. II:
"A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	106,595
"A4", Series 2006-GG6, 5.553%, 4/10/2038	100,000	108,676
"A4", Series 2006-GG8, 5.56%, 11/10/2039	150,000	162,547
GS Mortgage Securities Trust, "A4", Series 2007-GG10, 5.8%*, 8/10/2045	125,000	134,200
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2002-CIB5, 5.161%, 10/12/2037	200,000	208,005
"A3", Series 2006-LDP9, 5.336%, 5/15/2047	323,000	343,919
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	125,000	134,025
"A4", Series 2007-CB18, 5.44%, 6/12/2047	100,000	106,876
"AJ", Series 2005-LDP5, 5.492%*, 12/15/2044	100,000	95,944
"A4", Series 2007-CB19, 5.742%*, 2/12/2049	100,000	108,532
"A4", Series 2007-LD11, 6.005%*, 6/15/2049	380,000	409,829
LB-UBS Commercial Mortgage Trust:
"A4", Series 2003-C3, 4.166%, 5/15/2032	250,000	260,439
"A2", Series 2006-C6, 5.262%, 9/15/2039	33,346	33,405
"A3", Series 2006-C7, 5.347%, 11/15/2038	500,000	538,244
"A3", Series 2007-C2, 5.43%, 2/15/2040	175,000	186,513
"AM", Series 2006-C3, 5.712%, 3/15/2039	50,000	49,800
"A3", Series 2007-C7, 5.866%, 9/15/2045	105,000	114,172
"A2", Series 2008-C1, 6.315%*, 4/15/2041	300,000	334,091
Merrill Lynch Mortgage Trust:
"A2", Series 2004-BPC1, 4.071%, 10/12/2041	11,041	11,061
"A4", Series 2005-MCP1, 4.747%*, 6/12/2043	200,000	213,080
"A4", Series 2007-C1, 6.02%*, 6/12/2050	227,000	247,614
Merrill Lynch/Countrywide Commercial Mortgage Trust:
"A4", Series 2006-1, 5.43%*, 2/12/2039	200,000	218,261
"A4", Series 2007-6, 5.485%, 3/12/2051	100,000	106,212
Morgan Stanley Capital I:
"A4", Series 2003-IQ6, 4.97%, 12/15/2041	358,000	381,098
"A4", Series 2005-HQ5, 5.168%, 1/14/2042	400,000	430,934
"A4", Series 2006-IQ12, 5.332%, 12/15/2043	500,000	540,187
"AJ", Series 2006-HQ8, 5.679%*, 3/12/2044	100,000	93,021
"A4", Series 2007-T27, 5.789%*, 6/11/2042	385,000	426,229
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2004-C15, 4.803%, 10/15/2041	500,000	535,572
"A4", Series 2005-C22, 5.44%*, 12/15/2044	500,000	541,926
"AM", Series 2005-C22, 5.49%*, 12/15/2044	100,000	103,170
"AM", Series 2006-C26, 6.173%*, 6/15/2045	130,000	134,812
Total Commercial Mortgage-Backed Securities (Cost $11,018,256)		12,130,749

Government & Agency Obligations 42.0%
Other Government Related (b) 1.6%
European Investment Bank:
1.75%, 9/14/2012	200,000	202,970
2.375%, 3/14/2014	1,200,000	1,243,158
4.25%, 7/15/2013	200,000	214,166
4.625%, 5/15/2014	450,000	494,409
4.875%, 2/15/2036	200,000	206,153
5.125%, 5/30/2017	50,000	57,433
General Electric Capital Corp., FDIC Guaranteed, 2.125%, 12/21/2012	1,000,000	1,023,835
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	100,000	137,933
International Bank for Reconstruction & Development:
1.75%, 7/15/2013	700,000	717,448
4.75%, 2/15/2035	25,000	25,906
5.0%, 4/1/2016	50,000	56,819
8.625%, 10/15/2016	100,000	130,119
Japan Finance Corp., 2.875%, 2/2/2015	300,000	316,385
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 6/29/2037	500,000	143,585
2.625%, 3/3/2015	600,000	626,336
3.25%, 3/15/2013	750,000	783,463
3.5%, 3/10/2014	100,000	106,561
4.125%, 10/15/2014	150,000	163,642
7.0%, 3/1/2013	275,000	300,802
Landwirtschaftliche Rentenbank:
3.125%, 7/15/2015	200,000	211,122
3.25%, 3/15/2013	250,000	260,982
5.125%, 2/1/2017	100,000	114,243
Oesterreichische Kontrollbank AG:
4.5%, 3/9/2015	350,000	386,647
4.75%, 10/16/2012	100,000	105,532
Ontario Electricity Financial Corp., 7.45%, 3/31/2013	50,000	55,578
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	200,000	219,301
6.625%, 6/15/2035	50,000	52,701
		8,357,229
Sovereign Bonds 1.6%
Export Development Canada, 3.125%, 4/24/2014	300,000	317,984
Federal Republic of Brazil:
5.625%, 1/7/2041	250,000	256,875
6.0%, 1/17/2017	100,000	116,850
7.125%, 1/20/2037	50,000	61,750
7.875%, 3/7/2015	300,000	362,550
8.875%, 10/14/2019	100,000	137,250
8.875%, 4/15/2024	100,000	142,750
11.0%, 8/17/2040	755,000	1,029,443
Government of Canada, 2.375%, 9/10/2014	300,000	312,171
Province of Ontario:
4.0%, 10/7/2019	300,000	311,714
4.375%, 2/15/2013	100,000	105,875
4.4%, 4/14/2020	500,000	530,300
4.5%, 2/3/2015	150,000	165,501
4.95%, 11/28/2016	25,000	28,193
Province of Quebec:
4.625%, 5/14/2018	50,000	55,165
5.125%, 11/14/2016	50,000	57,005
Series NN, 7.125%, 2/9/2024	100,000	129,424
Series PD, 7.5%, 9/15/2029	100,000	133,695
Republic of Chile, 5.5%, 1/15/2013	200,000	212,900
Republic of Italy:
4.5%, 1/21/2015	250,000	266,057
5.375%, 6/12/2017	300,000	325,642
5.375%, 6/15/2033	100,000	97,556
6.875%, 9/27/2023	200,000	226,338
Republic of Korea:
4.875%, 9/22/2014	50,000	54,131
5.125%, 12/7/2016	100,000	109,939
Republic of Panama, 7.25%, 3/15/2015	300,000	353,400
Republic of Peru:
6.55%, 3/14/2037	50,000	55,775
7.35%, 7/21/2025	315,000	384,773
Republic of Poland, 6.375%, 7/15/2019	200,000	228,500
Republic of South Africa, 6.875%, 5/27/2019	100,000	119,250
State of Israel, 5.125%, 3/26/2019	100,000	107,048
United Mexican States:
5.625%, 1/15/2017	470,000	534,155
6.375%, 1/16/2013	350,000	377,125
Series A, 6.75%, 9/27/2034	216,000	251,100
		7,958,184
US Government Sponsored Agencies 6.3%
Federal Home Loan Bank:
1.625%, 9/26/2012	1,000,000	1,015,476
1.625%, 11/21/2012 (c)	1,500,000	1,525,561
1.75%, 8/22/2012	1,000,000	1,015,895
3.375%, 2/27/2013	1,000,000	1,048,251
3.875%, 6/14/2013 (c)	1,000,000	1,065,287
4.5%, 11/15/2012	1,000,000	1,055,042
Federal Home Loan Mortgage Corp.:
1.625%, 4/15/2013 (c)	3,000,000	3,061,941
2.125%, 9/21/2012 (c)	2,700,000	2,757,988
2.5%, 4/23/2014 (c)	2,200,000	2,297,489
2.5%, 5/27/2016	1,000,000	1,025,578
2.875%, 2/9/2015	1,000,000	1,053,016
3.75%, 3/27/2019	1,000,000	1,058,127
4.5%, 1/15/2013	500,000	531,336
6.25%, 7/15/2032	300,000	369,959
6.75%, 9/15/2029	3,000	3,818
Federal National Mortgage Association:
0.375%, 12/28/2012 (c)	2,000,000	2,000,456
1.625%, 10/26/2015 (c)	2,000,000	1,991,370
1.75%, 5/7/2013 (c)	2,000,000	2,044,938
3.25%, 4/9/2013 (c)	2,350,000	2,468,536
3.875%, 7/12/2013 (c)	1,400,000	1,496,053
5.125%, 8/19/2024	1,000,000	1,005,365
6.25%, 5/15/2029	1,000,000	1,214,099
7.125%, 1/15/2030	50,000	66,528
7.25%, 5/15/2030	200,000	269,511
Tennessee Valley Authority, 5.25%, 9/15/2039	500,000	529,405
		31,971,025
US Treasury Obligations 32.5%
US Treasury Bonds:
3.5%, 2/15/2039	1,950,000	1,674,562
3.875%, 8/15/2040 (c)	3,000,000	2,746,875
4.25%, 5/15/2039 (c)	3,225,000	3,163,525
4.375%, 2/15/2038	565,000	568,708
4.375%, 11/15/2039 (c)	3,290,000	3,291,543
4.375%, 5/15/2040 (c)	2,900,000	2,898,202
4.5%, 2/15/2036	50,000	51,672
4.5%, 8/15/2039 (c)	2,500,000	2,556,250
4.625%, 2/15/2040 (c)	1,100,000	1,146,922
6.0%, 2/15/2026	385,000	479,205
6.25%, 8/15/2023 (c)	1,200,000	1,522,313
7.25%, 8/15/2022	415,000	565,567
7.625%, 11/15/2022	90,000	126,141
7.875%, 2/15/2021	300,000	420,773
8.0%, 11/15/2021	565,000	804,507
US Treasury Notes:
0.75%, 8/15/2013 (c)	5,000,000	5,026,560
1.0%, 1/15/2014 (c)	4,000,000	4,035,312
1.125%, 12/15/2012 (c)	5,000,000	5,056,445
1.375%, 1/15/2013 (c)	5,000,000	5,077,345
1.375%, 11/30/2015	5,000,000	4,975,390
1.5%, 12/31/2013	1,000,000	1,021,484
1.75%, 4/15/2013 (c)	10,000,000	10,235,200
1.75%, 3/31/2014 (c)	3,000,000	3,083,436
1.875%, 6/15/2012	6,750,000	6,855,732
1.875%, 2/28/2014 (c)	4,000,000	4,124,688
1.875%, 6/30/2015 (c)	5,000,000	5,117,190
1.875%, 8/31/2017 (c)	6,000,000	5,880,000
2.0%, 11/30/2013 (c)	1,100,000	1,136,609
2.125%, 11/30/2014	2,000,000	2,074,376
2.25%, 5/31/2014 (c)	2,500,000	2,606,055
2.25%, 1/31/2015	2,000,000	2,081,094
2.25%, 3/31/2016	4,000,000	4,114,080
2.375%, 8/31/2014 (c)	3,000,000	3,138,984
2.375%, 9/30/2014	1,200,000	1,255,874
2.5%, 4/30/2015 (c)	5,000,000	5,243,750
2.625%, 7/31/2014 (c)	2,250,000	2,371,817
2.625%, 12/31/2014 (c)	4,500,000	4,743,279
2.625%, 2/29/2016	1,750,000	1,831,483
2.625%, 8/15/2020 (c)	3,250,000	3,145,899
2.625%, 11/15/2020	4,000,000	3,852,500
2.75%, 2/28/2013	500,000	519,512
2.75%, 2/15/2019 (c)	3,000,000	3,028,827
3.0%, 8/31/2016	2,000,000	2,117,500
3.125%, 9/30/2013 (c)	2,500,000	2,644,530
3.125%, 1/31/2017 (c)	5,000,000	5,301,560
3.25%, 3/31/2017 (c)	3,500,000	3,727,500
3.375%, 11/15/2019 (c)	3,500,000	3,648,750
3.625%, 12/31/2012	500,000	524,395
3.625%, 8/15/2019 (c)	2,500,000	2,663,672
3.625%, 2/15/2020 (c)	4,000,000	4,231,564
3.625%, 2/15/2021 (c)	4,000,000	4,170,936
3.75%, 11/15/2018	475,000	514,558
4.0%, 8/15/2018	600,000	661,219
4.25%, 9/30/2012	400,000	419,750
4.25%, 11/15/2013 (c)	2,950,000	3,202,364
4.5%, 11/15/2015	1,480,000	1,670,781
4.5%, 2/15/2016	660,000	746,471
4.5%, 5/15/2017	1,140,000	1,293,544
4.875%, 6/30/2012	1,500,000	1,569,199
4.875%, 8/15/2016 (c)	2,425,000	2,795,569
		165,553,548
Total Government & Agency Obligations (Cost $207,952,887)		213,839,986

Municipal Bonds and Notes 0.8%
California, Bay Area Toll Authority, Toll Bridge Revenue, Build America Bonds, 6.263%, 4/1/2049 (d)	200,000	217,630
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040 (d)	100,000	108,834
California, State Build America Bonds:
7.3%, 10/1/2039 (d)	350,000	392,857
7.55%, 4/1/2039 (d)	90,000	103,864
Chicago, IL, Board of Education, Qualified School Construction Bond, 6.319%, 11/1/2029 (d)	100,000	101,502
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040 (d)	50,000	53,395
Chicago, IL, Taxable Project, Series C1, 7.781%, 1/1/2035 (d)	50,000	57,450
Clark County, NV, Airport Revenue, Build America Bonds, Series C, 6.82%, 7/1/2045 (d)	120,000	132,143
Connecticut, State General Obligation, Series A, 5.85%, 3/15/2032 (d)	200,000	213,710
East Bay, CA, Municipal Utility District Water Systems Revenue, Build America Bonds, 5.874%, 6/1/2040 (d)	100,000	105,379
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057 (d)	100,000	98,406
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033 (d)	275,000	235,240
Illinois, State Build America Bonds, 6.63%, 2/1/2035 (d)	300,000	303,561
Los Angeles, CA, Department of Airports Revenue, Build America Bonds, Series C, 6.582%, 5/15/2039 (d)	125,000	133,541
Los Angeles, CA, Unified School District, Build America Bonds, 6.758%, 7/1/2034 (d)	200,000	226,654
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043 (d)	50,000	52,305
New Jersey, State Transportation Trust Fund Authority, Build America Bonds:
Series C, 6.104%, 12/15/2028 (d)	300,000	307,875
Series B, 6.561%, 12/15/2040 (d)	50,000	54,220
New York, State Dormitory Authority, Personal Income Tax Revenue, Build America Bonds, 5.6%, 3/15/2040 (d)	125,000	128,986
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039 (d)	25,000	25,594
New York, Metropolitan Transportation Authority Revenue, Build America Bonds, 5.871%, 11/15/2039 (d)	150,000	147,165
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031 (d)	100,000	108,179
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds:
5.724%, 6/15/2042 (d)	100,000	105,000
5.75%, 6/15/2041 (d)	200,000	210,024
North Texas, Tollway Authority Revenue, Build America Bonds, 6.718%, 1/1/2049 (d)	100,000	109,844
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040 (d)	50,000	48,087
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027 (d)	25,000	26,781
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027 (d)	100,000	94,162
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034 (d)	40,000	40,583
Port Authority of New York & New Jersey, One Hundred Sixty-fourth Series, 5.647%, 11/1/2040 (d)	150,000	154,066
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039 (d)	50,000	55,243
Texas, University Revenues, Build America Bonds, Series C, 4.794%, 8/15/2046 (d)	50,000	47,556
Texas, Build America Bonds, 5.517%, 4/1/2039 (d)	50,000	52,997
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025 (d)	50,000	47,754
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039 (d)	50,000	52,523
Total Municipal Bonds and Notes (Cost $4,248,787)		4,353,110

Preferred Securities 0.2%
Financials
Capital One Capital V, 10.25%, 8/15/2039	100,000	106,000
Goldman Sachs Capital II, 5.793%, 6/1/2043 (e)	50,000	40,000
JPMorgan Chase Capital XXVII, Series AA, 7.0%, 11/1/2039	215,000	214,734
MUFG Capital Finance 1 Ltd., 6.346%, 7/25/2016 (e)	100,000	101,628
SunTrust Capital VIII, 6.1%, 12/15/2036	350,000	343,000
XL Group PLC, Series E, 6.5%, 4/15/2017 (e)	50,000	45,875
Total Preferred Securities (Cost $818,624)		851,237

	Shares	Value ($)

Securities Lending Collateral 25.3%
Daily Assets Fund Institutional, 0.13% (f) (g) (Cost $128,833,560)	128,833,560	128,833,560

Cash Equivalents 11.2%
Central Cash Management Fund, 0.11% (f) (Cost $57,287,701)	57,287,701	57,287,701

	% of Net Assets	Value ($)

Total Investment Portfolio ($664,623,565)+	133.9	681,670,394
Other Assets and Liabilities, Net	(33.9)	(172,467,756)
Net Assets	100.0	509,202,638

* These securities are shown at their current rate as of June 30, 2011. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

+ The cost for federal income tax purposes was $664,658,341. At June 30, 2011, net unrealized appreciation for all securities based on tax cost was $17,012,053. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,550,858 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,538,805.

(a) When-issued or delayed delivery security included.

(b) Government-backed debt issued by financial companies or government sponsored enterprises.

(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2011 amounted to $125,213,720, which is 24.6% of net assets.

(d) Taxable issue.

(e) Date shown is call date; not a maturity date for the perpetual preferred securities.

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (h)
Corporate Bonds	$—	$96,697,925	$—	$96,697,925
Mortgage-Backed Securities Pass-Throughs	—	166,288,069	—	166,288,069
Asset-Backed	—	1,388,057	—	1,388,057
Commercial Mortgage- Backed Securities	—	12,130,749	—	12,130,749
Government & Agency Obligations	—	213,839,986	—	213,839,986
Municipal Bonds and Notes	—	4,353,110	—	4,353,110
Preferred Securities	—	851,237	—	851,237
Short-Term Investments (h)	186,121,261	—	—	186,121,261
Total	$186,121,261	$495,549,133	$—	$681,670,394

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.

(h) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $478,502,304) — including $125,213,720 of securities loaned	$495,549,133
Investment in Daily Assets Fund Institutional (cost $128,833,560)*	128,833,560
Investment in Central Cash Management Fund (cost $57,287,701)	57,287,701
Total investments in securities, at value (cost $664,623,565)	681,670,394
Cash	103,281
Receivable for investments sold	4,941,586
Receivable for Fund shares sold	514,616
Interest receivable	3,551,067
Due from Advisor	9,641
Other assets	21,623
Total assets	690,812,208
Liabilities
Payable upon return of securities loaned	128,833,560
Payable for investments purchased	1,337,137
Payable for investments purchased — when-issued/delayed delivery securities	49,293,307
Payable for Fund shares redeemed	1,658,581
Distributions payable	164,899
Accrued management fee	7,632
Accrued expenses	314,454
Total liabilities	181,609,570
Net assets, at value	$509,202,638
Net Assets Consist of:
Distributions in excess of net investment income	(28,953)
Net unrealized appreciation (depreciation) on investments	17,046,829
Accumulated net realized gain (loss)	2,231,101
Paid-in capital	489,953,661
Net assets, at value	$509,202,638

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of June 30, 2011 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($93,029,789 ÷ 8,685,948 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.71
Maximum offering price per share (100 ÷ 97.25 of $10.71)	$11.01
Class S Net Asset Value, offering and redemption price per share ($25,197,054 ÷ 2,351,538 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.72
Institutional Class Net Asset Value, offering and redemption price per share ($390,975,795 ÷ 36,493,183 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.71

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2011 (Unaudited)
Investment Income
Interest	$7,951,658
Income distributions — Central Cash Management Fund	42,662
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	25,064
Total income	8,019,384
Expenses: Management fee	380,213
Administration fee	253,475
Services to shareholders	227,605
Distribution service fee	111,056
Custodian fee	15,781
Professional fees	46,163
Reports to shareholders	37,539
Registration fees	58,931
Trustees' fees and expenses	8,149
Other	46,140
Total expenses before expense reductions	1,185,052
Expense reductions	(485,896)
Total expenses after expense reductions	699,156
Net investment income (loss)	7,320,228
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	2,212,989
Change in net unrealized appreciation (depreciation) on investments	2,958,534
Net gain (loss)	5,171,523
Net increase (decrease) in net assets resulting from operations	$12,491,751

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations: Net investment income	$7,320,228	$14,072,621
Net realized gain (loss)	2,212,989	3,905,594
Change in net unrealized appreciation (depreciation)	2,958,534	8,973,859
Net increase (decrease) in net assets resulting from operations	12,491,751	26,952,074
Distributions to shareholders from: Net investment income: Class A	(1,154,903)	(1,852,170)
Class S	(432,913)	(1,096,574)
Institutional Class	(5,712,721)	(11,152,674)
Net realized gains: Class A	—	(786,119)
Class S	—	(340,807)
Institutional Class	—	(3,292,701)
Total distributions	(7,300,537)	(18,521,045)
Fund share transactions: Proceeds from shares sold	80,476,220	304,158,365
Reinvestment of distributions	5,988,231	15,125,753
Payments for shares redeemed	(116,984,513)	(179,590,034)
Net increase (decrease) in net assets from Fund share transactions	(30,520,062)	139,694,084
Increase from regulatory settlements (see Note G)	—	895
Increase (decrease) in net assets	(25,328,848)	148,126,008
Net assets at beginning of period	534,531,486	386,405,478
Net assets at end of period (including distributions in excess of net investment income of $28,953 and $48,644, respectively)	$509,202,638	$534,531,486

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A	Six Months Ended 6/30/11 (Unaudited)		Year Ended 12/31/10	Period Ended 12/31/09a
Selected Per Share Data
Net asset value, beginning of period	$10.60		$10.37	$10.26
Income (loss) from investment operations: Net investment incomeb	.14		.28	.27
Net realized and unrealized gain (loss)	.11		.32	.16
Total from investment operations	.25		.60	.43
Less distributions from: Net investment income	(.14)		(.28)	(.29)
Net realized gains	—		(.09)	(.03)
Total distributions	(.14)		(.37)	(.32)
Net asset value, end of period	$10.71		$10.60	$10.37
Total Return (%)c,d	2.33	**	5.69	4.43	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	93		94	12
Ratio of expenses before expense reductions (%)	.71	*	.69	.79	*
Ratio of expenses after expense reductions (%)	.57	*	.52	.57	*
Ratio of net investment income (%)	2.59	*	2.60	3.03	*
Portfolio turnover rate (%)	79	**	167	132
a For the period from February 17, 2009 (commencement of operations of Class A shares) to December 31, 2009.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class S	Six Months Ended 6/30/11 (Unaudited)		Year Ended 12/31/10	Period Ended 12/31/09a
Selected Per Share Data
Net asset value, beginning of period	$10.60		$10.38	$10.26
Income (loss) from investment operations: Net investment incomeb	.15		.30	.30
Net realized and unrealized gain (loss)	.12		.31	.16
Total from investment operations	.27		.61	.46
Less distributions from: Net investment income	(.15)		(.30)	(.31)
Net realized gains	—		(.09)	(.03)
Total distributions	(.15)		(.39)	(.34)
Net asset value, end of period	$10.72		$10.60	$10.38
Total Return (%)c	2.54	**	5.89	4.59	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25		43	32
Ratio of expenses before expense reductions (%)	.64	*	.59	.66	*
Ratio of expenses after expense reductions (%)	.36	*	.34	.34	*
Ratio of net investment income (%)	2.80	*	2.78	3.38	*
Portfolio turnover rate (%)	79	**	167	132
a For the period from February 17, 2009 (commencement of operations of Class S shares) to December 31, 2009.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

	Six Months Ended 6/30/11 (Unaudited)		Years Ended December 31,
Institutional Class			2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$10.60		$10.38	$10.30	$10.29	$10.09	$10.18
Income (loss) from investment operations: Net investment incomea	.16		.32	.38	.54	.52	.49
Net realized and unrealized gain (loss)	.11		.31	.13	.01	.20	(.07)
Total from investment operations	.27		.63	.51	.55	.72	.42
Less distributions from: Net investment income	(.16)		(.32)	(.40)	(.54)	(.52)	(.50)
Net realized gains	—		(.09)	(.03)	—	—	(.01)
Total distributions	(.16)		(.41)	(.43)	(.54)	(.52)	(.51)
Net asset value, end of period	$10.71		$10.60	$10.38	$10.30	$10.29	$10.09
Total Return (%)b	2.54	**	6.08	5.05	5.49	7.34	4.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	391		398	341	171	214	138
Ratio of expenses before expense reductions (%)	.40	*	.39	.42	.43	.40	.55
Ratio of expenses after expense reductions (%)	.20	*	.16	.15	.15	.15	.16
Ratio of net investment income (%)	2.96	*	2.96	3.72	5.24	5.16	4.94
Portfolio turnover rate (%)	79	**	167	132	47	35	25	c
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c On January 13, 2006, the U.S. Bond Index Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the DWS U.S. Bond Index Fund as a stand-alone fund in addition to the U.S. Bond Index Portfolio.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS U.S. Bond Index Fund (the "Fund") is a diversified series of the DWS Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2011, purchases and sales of investment securities (excluding short-term investments and US Treasury obligations) aggregated $383,666,077 and $398,446,854, respectively. Purchases and sales of US Treasury obligations aggregated $13,834,491 and $28,417,138, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. Northern Trust Investments, Inc. ("NTI") serves as sub-advisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services. NTI is responsible for the day to day management of the Fund. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.15% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2011 through April 30, 2011, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:
Class A	.59%
Class S	.34%

For the period from May 1, 2011 through September 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:
Class A	.68%
Class S	.43%

In addition, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Institutional Class shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20% for the period from January 1, 2011 through June 30, 2011. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2011, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $366,640, and the amount charged aggregated $13,573, which was equivalent to an annualized effective rate of 0.01% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2011, the Administration Fee was $253,475, of which $42,077 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholders servicing fee it receives from the Fund. For the six months ended June 30, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2011
Class A	$22,139	$—	$14,520
Class S	11,692	11,692	—
Institutional Class	44,878	44,878	—
	$78,709	$56,570	$14,520

In addition, the Advisor reimbursed the Fund $8,624 and $54,062 of sub-recordkeeping expenses for Class S and Institutional Class shares, respectively.

Distribution Service Fee. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to Class A shareholders at an annual rate of up to 0.25% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2011	Annualized Effective Rate
Class A	$111,056	$30,022	.25%

Underwriting Agreement. DIDI is the principal underwriter for the Fund. There were no underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2011. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2011, the amount charged to the Fund by the Advisor included in the Statement of Operations under "reports to shareholders" aggregated $10,498, of which $7,273 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2011.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,025,425	$10,937,225	9,535,160	$100,897,212
Class S	447,845	4,755,508	1,967,864	20,804,258
Institutional Class	6,098,440	64,783,487	17,183,295	182,456,895
		$80,476,220		$304,158,365
Shares issued to shareholders in reinvestment of distributions
Class A	105,780	$1,126,300	246,707	$2,631,172
Class S	31,392	334,365	75,297	801,936
Institutional Class	425,056	4,527,566	1,097,860	11,692,645
		$5,988,231		$15,125,753
Shares redeemed
Class A	(1,344,236)	$(14,257,361)	(2,042,973)	$(21,840,512)
Class S	(2,146,796)	(22,711,425)	(1,197,380)	(12,745,971)
Institutional Class	(7,544,869)	(80,015,727)	(13,669,977)	(145,003,551)
		$(116,984,513)		$(179,590,034)
Net increase (decrease)
Class A	(213,031)	$(2,193,836)	7,738,894	$81,687,872
Class S	(1,667,559)	(17,621,552)	845,781	8,860,223
Institutional Class	(1,021,373)	(10,704,674)	4,611,178	49,145,989
		$(30,520,062)		$139,694,084

F. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2011, there was one non-affiliated shareholder account which held approximately 14% and one affiliated shareholder account which held approximately 11% of the outstanding shares of the Fund.

G. Regulatory Settlements

On December 21, 2006, the Advisor settled proceedings with the SEC and the New York Attorney General regarding alleged improper trading of fund shares. In accordance with the distribution plan, developed by a distribution consultant, settlement proceeds were distributed to affected shareholders of the Fund, and unclaimed proceeds were then paid to the Fund in the amount of $895. This payment is included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets. The amount of the payment was less than 0.01% of the Fund's average net assets, thus having no impact on total return.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class S	Institutional Class
Nasdaq Symbol	BONDX	BONSX	BTUSX
CUSIP Number	23339C 735	23339C 743	23339C 750
Fund Number	648	2048	548

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2011